PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 184,934	$ 170,537
Accumulated depreciation	108,356	98,146
Depreciation cost	76,578	72,391
Buildings and Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	83,436	82,898
Computers, software and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	59,047	49,822
Network Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	35,749	31,604
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,911	3,573
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	266	235
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,525	$ 2,405